Summary of Operating Loss Carryforwards (Details)	Dec. 31, 2016 USD ($)
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 12,219,791
2025 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	97,637
2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	223,603
2027 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,874,027
2028 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,340,280
2029 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	406,098
2030 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	952,212
2031 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,552,580
2032 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,482,729
2033 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	864,640
2034 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	667,373
2035 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	520,362
2036 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 238,250